SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Nov. 30, 2025 USD ($) segment	Jun. 30, 2025 USD ($) segment	Nov. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
PROPERTY, PLANT AND EQUIPMENT
Cash equivalents	$ 0
Loss on impairment			$ 70,000
Number of operating segment | segment	1
Oregon Energy LLC
PROPERTY, PLANT AND EQUIPMENT
Cash equivalents		$ 0		$ 0
Loss on impairment		$ 0		$ 0
Number of operating segment | segment		1
Oregon Energy LLC | Buildings
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives		20 years
Oregon Energy LLC | Furniture and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives		4 years
Oregon Energy LLC | Furniture and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives		5 years
Oregon Energy LLC | Moveable equipment
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives		4 years
Oregon Energy LLC | Other equipment
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives		5 years